UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         May 15, 2009
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $544,254
                                         (thousands)


List of Other Included Managers:  None


                                                      FORM 13F INFORMATION TABLE
                                                   Fox Point Capital Management LLC



COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE                        VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP       (X$1000)    PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                --------      -----       --------    -------    --- ----   ----------  --------  ----     ------ ----
99 CENTS ONLY STORES          COM           65440K106    2,310        250,000  SH         SOLE                    250,000
ADVANCE AUTO PARTS INC        COM           00751Y106   10,270        250,000  SH         SOLE                    250,000
AGNICO EAGLE MINES LTD        COM           008474108   14,230        250,000  SH         SOLE                    250,000
ALLEGIANT TRAVEL CO           COM           01748X102    5,683        125,000  SH         SOLE                    125,000
ALLERGAN INC                  COM           018490102   11,940        250,000  SH         SOLE                    250,000
AMAZON COM INC                COM           023135106   18,360        250,000  SH         SOLE                    250,000
BARD C R INC                  COM           067383109    9,965        125,000  SH         SOLE                    125,000
BARNES & NOBLE INC            COM           067774109    2,673        125,000  SH         SOLE                    125,000
DECKERS OUTDOOR CORP          COM           243537107    6,630        125,000  SH         SOLE                    125,000
DOLLAR TREE INC               COM           256746108   38,981        875,000  SH         SOLE                    875,000
DRYSHIPS INC                  COM           Y2109Q101    5,090      1,000,000  SH         SOLE                  1,000,000
EAGLE BULK SHIPPING INC       COM           Y2187A101    5,313      1,250,000  SH         SOLE                  1,250,000
EMULEX CORP                   COM           292475209    6,288      1,250,000  SH         SOLE                  1,250,000
EXCEL MARITIME CARRIERS LTD   COM           V3267N107    1,130        250,000  SH         SOLE                    250,000
FAMILY DLR STORES INC         COM           307000109   41,713      1,250,000  SH         SOLE                  1,250,000
FIDELITY NATIONAL FINANCIAL   COM           31620R105    2,439        125,000  SH         SOLE                    125,000
GENCO SHIPPING & TRADING LTD  COM           Y2685T107    9,255        750,000  SH         SOLE                    750,000
GENERAL MTRS CORP             COM           370442105    2,425      1,250,000  SH         SOLE                  1,250,000
GOLD FIELDS LTD NEW           COM           38059T106    8,505        750,000  SH         SOLE                    750,000
HASBRO INC                    COM           418056107    6,268        250,000  SH         SOLE                    250,000
HDFC BANK LTD                 COM           40415F101    6,093        100,000  SH         SOLE                    100,000
HOME DEPOT INC                COM           437076102    5,890        250,000  SH         SOLE                    250,000
INTERCONTINENTALEXCHANGE INC  COM           45865V100    5,585         75,000  SH         SOLE                     75,000
LENDER PROCESSING SVCS INC    COM           52602E102   19,131        625,000  SH         SOLE                    625,000
LOWES COS INC                 COM           548661107    6,844        375,000  SH         SOLE                    375,000
MACROVISION SOLUTIONS CORP    COM           55611C108   35,580      2,000,000  SH         SOLE                  2,000,000
MASTERCARD INC                COM           57636Q104   41,870        250,000  SH         SOLE                    250,000
MAXIM INTEGRATED PRODS INC    COM           57772K101   29,723      2,250,000  SH         SOLE                  2,250,000
MEAD JOHNSON NUTRITION CO     COM           582839106   25,261        875,000  SH         SOLE                    875,000
MF GLOBAL LTD                 COM           G60642108    5,288      1,250,000  SH         SOLE                  1,250,000
MYRIAD GENETICS INC           COM           62855J104   11,368        250,000  SH         SOLE                    250,000
NETFLIX INC                   COM           64110L106    5,365        125,000  SH         SOLE                    125,000
SHERWIN WILLIAMS CO           COM           824348106    6,496        125,000  SH         SOLE                    125,000
ST JUDE MED INC               COM           790849103    9,083        250,000  SH         SOLE                    250,000
STARENT NETWORKS CORP         COM           85528P108   19,750      1,250,000  SH         SOLE                  1,250,000
SYMANTEC CORP                 COM           871503108   18,675      1,250,000  SH         SOLE                  1,250,000
TEVA PHARMACEUTICAL INDS LTD  COM           881624209    5,631        125,000  SH         SOLE                    125,000
THERMO FISHER SCIENTIFIC INC  COM           883556102    8,918        250,000  SH         SOLE                    250,000
VERIZON COMMUNICATIONS INC    COM           92343V104    7,550        250,000  SH         SOLE                    250,000
VISA INC                      COM           92826C839   41,700        750,000  SH         SOLE                    750,000
WALGREEN CO                   COM           931422109    9,735        375,000  SH         SOLE                    375,000
YAMANA GOLD INC               COM           98462Y100    9,250      1,000,000  SH         SOLE                  1,000,000


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